Basis of Presentation and Going Concern (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Sep. 29, 2024	Sep. 19, 2024	Mar. 31, 2024	Mar. 22, 2024
Basis of Presentation and Going Concern [Line Items]
Inflation rate	100.00%
Net losses		$ (21,868,930)	$ (13,330,739)	$ (13,330,739)
Accumulated losses		(87,475,126)		$ (65,606,196)
Cash for operations		(10,484,199)	$ (6,095,279)
Borrowing amount							$ 7,500,000
Convertible Notes in an aggregate principal amount		40,000,000
Aggregate principal amount		$ 5,000,000
Remaining option amount					$ 14,000,000
Subsequent Event [Member]
Basis of Presentation and Going Concern [Line Items]
Convertible Notes in an aggregate principal amount						$ 2,000,000
Common shares convertible (in Shares)						121,212
Subsequent Event [Member] | First Commitment [Member]
Basis of Presentation and Going Concern [Line Items]
Convertible Notes in an aggregate principal amount					$ 7,500,000
Callaway Commitment Letter [Member]
Basis of Presentation and Going Concern [Line Items]
Convertible Notes in an aggregate principal amount								$ 15,000,000
Callaway Commitment Letter [Member] | Subsequent Event [Member]
Basis of Presentation and Going Concern [Line Items]
Convertible Notes in an aggregate principal amount						$ 18,500,000
Convertible debt principal amount exercised						7,500,000
Additional convertible debt amount exercised						11,000,000
Remaining option amount						14,000,000
Callaway Commitment Letter [Member] | Subsequent Event [Member] | First Commitment [Member]
Basis of Presentation and Going Concern [Line Items]
Convertible Notes in an aggregate principal amount						$ 2,000,000
Class A ordinary shares [Member] | Callaway Commitment Letter [Member] | Subsequent Event [Member]
Basis of Presentation and Going Concern [Line Items]
Common shares convertible (in Shares)						121,212